Redeemable Convertible Preferred Stock	12 Months Ended
Mar. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
8.	Redeemable Convertible Preferred Stock
In July 2018, the Company issued 17,291,066 shares of Series F-1 redeemable convertible preferred stock to GSK at a purchase price of $17.35 per share, for an aggregate purchase price of $299.6 million, net of $0.4 million in issuance costs. See Note 3, “
Collaborations
”, for more details.
In December 2020, the Company’s issued 4,755,037 additional shares of series F-1 redeemable convertible preferred stock at a purchase price of $17.35 per share, for an aggregate purchase price of $82.3 million, net of $0.2 million in issuance costs, to certain existing and new investors, on substantially the same terms, and at the same price per share, applicable to the initial Series F-1 issuance.
Redeemable convertible preferred stock consisted of the following:

	March 31, 2021
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
	(in thousands, except share data)

Series A	7,119,936	7,119,936	$8,815	$8,953
Series B	9,048,560	9,048,560	27,643	27,779
Series C	9,898,011	9,898,011	30,961	31,179
Series D	14,435,636	14,435,636	58,274	58,450
Series E	10,644,057	10,644,057	114,936	115,246
Series F	18,006,075	18,006,075	242,168	250,000
Series F-1	22,190,201	22,046,103	354,554	382,500

Total redeemable convertible preferred stock	91,342,476	91,198,378	$837,351	$874,107

	March 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
	(in thousands, except share data)

Series A	7,119,936	7,119,936	$8,815	$8,953
Series B	9,048,560	9,048,560	27,643	27,779
Series C	9,898,011	9,898,011	30,961	31,179
Series D	14,435,636	14,435,636	58,274	58,450
Series E	10,644,057	10,644,057	114,936	115,246
Series F	18,006,075	18,006,075	242,168	250,000
Series F-1	17,291,066	17,291,066	272,286	300,000

Total redeemable convertible preferred stock	86,443,341	86,443,341	$755,083	$791,607

The holders of the redeemable convertible preferred stock have the following rights, preferences and privileges:
Dividend Rights
—Holders of the redeemable convertible preferred stock are entitled to receive non-cumulative cash dividends at a rate of $0.07545, $0.1842, $0.189, $0.2429, $0.64964, $0.83305, and $1.041 per share per annum for the Series A, Series B, Series C, Series D, Series E, Series F and Series F-1 redeemable convertible preferred stock, respectively, if and when such dividends are declared by the Board of Directors. No dividends will be paid to holders of common stock until the aforementioned dividends on redeemable convertible preferred stock have been paid or set aside for payment. Such dividends are payable when, as, and if declared by the Board of Directors. To date, no dividends have been declared.
Conversion Rights
—At any time following the date of issuance, each share of preferred stock is convertible, at the option of its holder, into the number of shares of Class B common stock, calculated by dividing the applicable original issue price per share of each series by the applicable conversion price per share of such series. The initial conversion price for Series A, Series B, Series C, Series D, Series E, Series F, and Series F-1 redeemable convertible preferred stock are $1.2575, $3.07, $3.15, $4.0490, $10.827271, $13.8842, and $17.35, respectively. As of March 31, 2021, each outstanding share of Series A, Series B, Series C, Series D, Series E, Series F, and Series F-1 redeemable convertible preferred stock is convertible into one share of Class B Common Stock. The conversion price may be adjusted from time to time based on certain events such as share splits, subdivisions, reclassification, dividends or distributions, exchanges, or in connection with anti-dilution on a broad-based weighted-average basis. The redeemable convertible preferred stock is subject to mandatory conversion upon (i) the affirmative vote of the holders of at least 60% of the redeemable convertible preferred stock then issued, and at least 60% of the Series E redeemable convertible preferred stock then issued, and at least 60% of the Series F and Series F-1 redeemable convertible preferred stock (voting as a single series) then issued or (ii) immediately prior to the closing of an underwritten public offering of the Company’s common stock on the New York Stock Exchange or the Nasdaq Stock Market with aggregate gross proceeds of not less than $50.0 million.
Liquidation Preference
—In the event of any liquidation, dissolution, or winding up of the Company, either voluntarily or involuntarily, the holders of the Series F-1 redeemable convertible preferred stock shall first be paid an amount per share equal to $3.4658 per share (“Series F-1 Incremental Preference”) prior to any distributions to Series F redeemable convertible preferred stock. Thereafter, the holders of Series F-1 redeemable convertible preferred stock then outstanding and the holders of the Series F redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the available funds and assets of the Company to the holders of shares of Series A, Series B, Series C, Series D, and Series E redeemable convertible preferred stock and Class A common stock, Class B common stock, and Class C common stock, an amount per share equal to (i) the original issue price less the Series F-1 Incremental Preference or (ii) the original issue price of the Series F redeemable convertible preferred stock, plus all declared but unpaid dividends thereon, if any, for each outstanding stock of Series F redeemable convertible preferred stock (as adjusted for stock splits, stock dividends, combinations, or other recapitalizations). If upon the liquidation, dissolution, or winding up of the Company, the available funds and assets of the Company for distribution are insufficient to permit the payment to holders of the Series F-1 and Series F redeemable convertible preferred stock their full preferential amounts, then the entire remaining available funds and assets of the Company shall be distributed pro rata among the holders of the Series F-1 and Series F redeemable convertible preferred stock.
After distribution to the holders of the Series F-1 and Series F redeemable convertible preferred stock, the holders of the Series E redeemable convertible preferred stock shall be paid, out of the available funds and assets of the Company, an amount per share equal to the original issue price of the Series E redeemable convertible preferred stock in a similar manner as the Series F redeemable convertible preferred stock. After distribution to the holders of the Series E redeemable convertible preferred stock, the holders of the Series D redeemable convertible preferred stock shall be paid, out of the available funds and assets of the Company, an amount per share equal to the original issue price of the Series D redeemable convertible preferred stock in a similar manner as the Series E redeemable convertible preferred stock. After distribution to the holders of the Series D redeemable convertible preferred stock, the holders of the Series C redeemable convertible preferred stock shall be paid, out of the available funds and assets of the Company, an amount per share equal to the original issue price of the Series C redeemable convertible preferred stock in a similar manner as the Series D and Series E redeemable convertible preferred stock. After distribution to the holders of the Series C redeemable convertible preferred stock, the holders of the Series B redeemable convertible preferred stock shall be paid, out of the available funds and assets of the Company, an amount per share equal to the original issue price of the Series B redeemable convertible preferred stock in a similar manner as the Series C, Series D, and Series E redeemable convertible preferred stock. After distribution to the holders of the Series B redeemable convertible preferred stock, the holders of the Series A redeemable convertible preferred stock shall be paid, out of the available funds and assets of the Company, an amount per share equal to the original issue price of the Series A redeemable convertible preferred stock in a similar manner as the Series B, Series C, Series D, and Series E redeemable convertible preferred stock. After distribution to the holders of redeemable convertible preferred stock, all remaining available funds and assets of the Company shall be distributed pro rata among the holders of the then-outstanding Class A common stock, Class B common stock, and Class C common stock.
Voting Rights
—Except as required by applicable law, each share of redeemable convertible preferred stock shall be entitled to ten (10) votes for each whole share of Class B Common Stock into which such shares of redeemable convertible preferred stock could be converted at the record date.
The holders of the then outstanding Series A, Series B, Series C, Series D, Series E, Series F, and Series F-1 redeemable convertible preferred stock, voting as a single class and on an as-converted to Class B common stock basis, shall be entitled to elect two directors of the Board of Directors. The holders of the then outstanding Class A and Class B common stock, voting as a single class, shall be entitled to elect two members of the Board of Directors. The holders of the then outstanding Class A and B common stock and the holders of the then outstanding Series A, Series B, Series C, Series D, Series E, Series F, and Series F-1 redeemable convertible preferred stock, voting together as a single class, and in the case of the redeemable convertible preferred stock on an as-converted to Class B common stock basis, shall be entitled to elect the remaining number of members of the Board of Directors. Pursuant to a voting agreement among certain holders of the outstanding Series A, Series B, Series C, Series D, Series E, Series F, and Series F-1 redeemable convertible preferred stock and certain holders of the Company’s Class B Common Stock, the size of the Board of Directors was set at five members, two of whom were designated pursuant to such voting agreement by the holders of the outstanding Preferred Stock, two of whom were designated by the holders of the outstanding Common Stock, and one of whom was designated by the holders of all such shares voting as a single class. The voting agreement was revised in December 2020 to increase the size of the Board of Directors to seven.
Redemption
—The redeemable convertible preferred stock does not contain any specified redemption features. The liquidation preferences are deemed to be contingent redemption features exercisable upon certain deemed liquidation events such as a merger in which the stockholders of the Company immediately prior to the consummation of such transaction no longer control the Company upon such consummation, or a sale of substantially all of the assets of the Company. The redeemable convertible preferred stock is not mandatorily redeemable, however since a deemed liquidation event would constitute a redemption event outside of the Company’s control, all shares of redeemable convertible preferred stock have been presented outside of permanent equity in mezzanine equity on the consolidated balance sheets.
Any redemption of the Company’s redeemable convertible preferred stock is contingent upon a deemed liquidation event which involves a change in control and which results in proceeds insufficient to satisfy all applicable liquidation preferences and to provide any remaining proceeds available for distribution to holders of the Company’s common stock. The deemed liquidation event is not probable as of the balance sheet dates presented, and as such the Company has not adjusted the carrying value of the redeemable convertible preferred stock to its redemption value as of the balance sheet dates presented. The Company will adjust the carrying value of the redeemable convertible preferred stock to its redemption value if redemption becomes probable in the future.
All outstanding shares of 23andMe, Inc. redeemable convertible preferred stock were converted into Class B Common Stock of 23andMe, Inc. and exchanged, pursuant to the merger exchange ratio, for shares of Class B Common Stock of New 23andMe upon the closing of the Merger, and all agreements among the holders of the 23andMe, Inc. redeemable convertible preferred stock, the holders of common stock and 23andMe, Inc. were terminated upon such closing (see Note 15, “
Subsequent Events
” for more details related to the “Merger Agreement”).